Contract Assets (Liabilities)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assets/(Liabilities) [Abstract]
CONTRACT ASSETS (LIABILITIES)

Note 5 — CONTRACT ASSETS

Contract assets consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Revenue recognized to date	21,715,095	25,449,128	20,008,749
Less: Progress billings to date	16,763,104	21,093,653	16,584,364
Contract assets	4,951,991	4,355,475	3,424,385
Contract assets – current	4,618,205	4,259,768	3,349,138
Contract assets – non-current	333,786	95,707	75,247

Contract assets are classified as current and non-current based on whether they have exceeded the maintenance period.

While the project has been completed, the Company continues to provide maintenance services and is progressively recovering the associated Contract asset. Based on the Company’s assessment, there is a high likelihood of full recovery for this contract asset. Consequently, no impairment provision is deemed necessary for this project at this time.

Note 5 — CONTRACT ASSETS (LIABILITIES)

Contract assets consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Revenue recognized to date	12,903,448	21,715,095	15,894,521
Less: Progress billings to date	8,090,135	16,763,104	12,269,876
Contract assets	4,813,313	4,951,991	3,624,646
Contract assets – current	4,813,313	4,618,205	3,380,329
Contract assets – non-current	—	333,786	244,317

Contract assets are classified as current and non-current based on whether they have exceeded the maintenance period.

While the project has been completed, the Company continues to provide maintenance services and is progressively recovering the associated Contract asset. Based on the Company’s assessment, there is a high likelihood of full recovery for this contract asset. Consequently, no impairment provision is deemed necessary for this project at this time.

The movement in contract liabilities is as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Balance at beginning of the year	136,464	—	—
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(136,464)	—	—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	—	—	—
Balance at end of the year	—	—	—